S000050632 [Member] Expense Example - Bridge Builder Municipal Bond Fund - Bridge Builder Municipal Bond Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	$ 455